SHARE CAPITAL - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) yr $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
Canadian Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value calculated		$ 0.75
Share price at grant		0.92
Exercise price		$ 2.27
Expected option life | yr	3.5
Risk free interest rate (based on government bonds)	0.66%
Expected volatility	134.60%
Expected dividends | $
US Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair value calculated	$ 0.77		$ 1.48
Share price at grant	0.91		2.39
Exercise price	$ 0.96		$ 2.79
Expected option life | yr	3.5		3.5
Risk free interest rate (based on government bonds)	0.27%		1.50%
Expected volatility	152.80%		98.02%
Expected dividends | $